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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM [redacted]

10046507

RECEIVED
2010 MAR -3 AM 9:36
SEC / TM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

Credit Suisse Long/Short Liquid Index (Net) Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

CSLS

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

New York Stock Exchange, Nasdaq Stock Market, NYSE Amex, ASX, Vienna, Europnext Brussels, Euronext Amsterdam, Euronext Lisbon, Euronext Paris, Copenhagen Exchange, Helsinki Exchange, Xetra Exchange, Hong Kong Exchange, Dublin Exchange, Borsa Italiana, Tokyo Exchange, London Exchange, Oslo Exchange, NZX Exchange, Spain Exchange, Stockholm Exchange, Switzerland Exchange, Singapore ExchangeSix Swiss Exchange, Chile Exchange, Prague Exchange, Indonesia Exchange, India Exchange, Tel Aviv Exchange, South Korea Exchange, London Intternational Exchange, Mexico Exchange, Phillipines Exchange, Warsaw Exchange, Johannesburg Exchange, Bangkok Exchange, Istanbul Exchange, Taiwan Exchange

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Janet M. Kissane

Title:

Corporate Secretary

Telephone Number:

(212) 656-2039

Manual Signature of Official Responsible for Form: Janet M Kissane

March 1, 2010

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAR 2 2010

SEC 2449 (1/99)

Janet Kissane
Corporate Secretary

NYSE Arca

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2039
fax: 212.656.8101
jkissane@nyx.com

Via Overnight Mail

March 1, 2010

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

RECEIVED
2010 MAR -3 AM 9: 36
SEC / TM

Re: Form 19b-4(e) – Credit Suisse

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following security:

- Credit Suisse Long/Short Liquid Exchange Traded Notes linked to the Credit Suisse Long/Short Liquid Index (Net) Index due February 19, 2020 (Ticker Symbol: CSLS).

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Enclosures

cc: Tim Malinowski (NYSE Euronext)

Act	**Securities Exchange Act of 1934**
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAR 2 2010